Corporate general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Corporate general and administrative expenses
Salaries and employee benefits	$ 1,075	$ 498	$ 3,397	$ 1,611
Directors' fees	564	115	3,337	341
Share-based payments	2,344	198	5,945	509
Professional fees	1,155	391	3,311	1,067
Office and general	795	469	2,531	1,508
Corporate general and administrative expenses	$ 5,933	$ 1,671	$ 18,521	$ 5,036